united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Stephanie Shearer, Gemini Fund Services, LLC.

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 6/30

Date of reporting period: 12/31/17

Item 1. Reports to Stockholders.

Power Income Fund
Class	A:	PWRAX
Class	C:	PWRCX
Class	I:	PWRIX

Power Dividend Index Fund
Class	A:	PWDAX
Class	C:	PWDCX
Class	I:	PWDIX

Power Dividend Mid-Cap Index Fund
Class	A:	PMCAX
Class	C:	PMCCX
Class	I:	PMCIX

Power Floating Rate Index Fund
Class	A:	FLOAX
Class	C:	FLOCX
Class	I:	FLOTX

Power Momentum Index Fund
Class	A:	MOJAX
Class	C:	MOJCX
Class	I:	MOJOX

Semi-Annual Report

December 31, 2017

1-877-7PWRINC

1-877-779-7462

www.powermutualfunds.com

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Power Income Fund, Power Dividend Index Fund, Power Dividend Mid-Cap Index Fund, Power Floating Rate Index Fund or Power Momentum Index Fund. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC

Member FINRA

Power Income Fund

PORTFOLIO REVIEW (Unaudited)

December 31, 2017

The Fund’s performance figures* for the periods ended December 31, 2017, compared to its benchmarks:

			Annualized	Annualized	Annualized
	Six Month	One Year	Five Year	Since Inception (a)	Since Inception (b)
Power Income Fund - Class A	0.78%	3.07%	2.42%	2.66%	N/A
Power Income Fund - Class A with load	(4.27)%	(2.11)%	1.37%	1.94%	N/A
Power Income Fund - Class C	0.46%	2.39%	N/A	N/A	1.19%
Power Income Fund - Class I	1.01%	3.42%	2.70%	2.70%	N/A
Bloomberg Barclays Capital U.S. Aggregate Bond Index (c)	2.44%	3.54%	2.10%	2.95%	2.28%
B of A Merrill Lynch U.S. High Yield Master II Index (d)	2.44%	7.47%	5.80%	7.27%	5.62%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The total annual operating expenses as stated in the fee table of the Fund’s prospectus dated October 30, 2017 is 2.08%, 2.83% and 1.83%, for Class A, Class C and Class I shares, respectively. Class A Shares are subject to a maximum sales charge of 5.00% imposed on purchases. For performance information current to the most recent month-end, please call 1-877-779-7462.

(a)	Inception date is September 14, 2010 for Class A and Class I shares.

(b)	Inception date is November 25, 2014 for Class C shares.

(c)	The Bloomberg Barclays Capital U.S. Aggregate Bond Index is a market capitalization-weighted index, meaning the securities in the index are weighted according to the market size of each bond type. Most U.S. traded investment grade bonds are represented. Municipal bonds and Treasury Inflation-Protected Securities are excluded, due to tax treatment issues. The index includes U.S. Treasury securities, Government agency bonds, mortgage-backed bonds, corporate bonds, and a small amount of foreign bonds traded in U.S. Dollars. Unlike a mutual fund, an index does not reflect any trading costs or management fees. Investors cannot directly invest in an index.

(d)	The Merrill Lynch U.S. High Yield Master II Index measures the performance of below investment grade, U.S. dollar denominated corporate bonds, publicly issued in the U.S. domestic market. Unlike a mutual fund, an index does not reflect any trading costs or management fees. Investors cannot directly invest in an index.

Portfolio Composition as of December 31, 2017

Holdings By Investment Type	% of Net Assets
Mutual Fund - Debt	83.1%
Exchange Traded Funds - Debt	16.3%
Money Market Funds	0.2%
Other Assets Less Liabilities	0.4%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

Power Dividend Index Fund

PORTFOLIO REVIEW (Unaudited)

December 31, 2017

The Fund’s performance figures* for the periods ended December 31, 2017, compared to its benchmark:

			Annualized	Annualized
	Six Month	One Year	Since Inception (a)	Since Inception (b)
Power Dividend Index Fund - Class A	8.17%	11.25%	8.08%	N/A
Power Dividend Index Fund - Class A with load	2.75%	5.68%	6.75%	N/A
Power Dividend Index Fund - Class C	7.76%	10.37%	N/A	4.62%
Power Dividend Index Fund - Class I	8.21%	11.42%	8.31%	N/A
S&P 500 Total Return Index (c)	11.42%	21.83%	13.14%	8.60%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The total annual operating expenses as stated in the fee table of the Fund’s Class A, Class C and Class I prospectus dated October 30, 2017 is 1.45%, 2.20% and 1.20% for Class A, Class C, and Class I shares, respectively. Class A shares are subject to a maximum sales charge imposed on purchases of 5.00%. Class A, Class C and Class I shares are subject to a redemption fee of 1.00% of amounts redeemed within 30 days of purchase. For performance information current to the most recent month-end, please call 1-877-779-7462.

(a)	Inception date is November 7, 2013 for Class A and Class I shares.

(b)	Inception date is November 25, 2014 for Class C shares.

(c)	The S&P 500 Total Return Index is an unmanaged free-float capitalization-weighted index which measures the performance of 500 large-cap common stocks actively traded in the United States. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Portfolio Composition as of December 31, 2017

Holdings By Industry Group	% of Net Assets
Electric	9.4%
Retail	8.5%
Telecommunications	6.6%
Oil & Gas	6.5%
Pharmaceuticals	6.2%
Agriculture	6.0%
Commercial Services	4.3%
Pipelines	4.3%
Computers	4.2%
Diversified Financial Services	4.1%
Other Industries	39.0%
Other Assets Less Liabilities	0.9%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

Power Dividend Mid-Cap Index Fund

PORTFOLIO REVIEW (Unaudited)

December 31, 2017

The Fund’s performance figures* for the period ended December 31, 2017, compared to its benchmark:

Since Inception (a)
Power Momentum Index Fund - Class A	(0.10)%
Power Momentum Index Fund - Class A with load	(5.13)%
Power Momentum Index Fund - Class C	(0.10)%
Power Momentum Index Fund - Class I	(0.10)%
S&P Mid-Cap 400 Total Return Index (b)	(0.21)%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The total annual operating expenses as stated in the fee table of the Fund’s Class A, Class C and Class I prospectus dated September 25, 2017 is 1.95%, 2.70% and 1.70% for Class A, Class C, and Class I shares, respectively. The adviser has contractually agreed to reduce its fees and/or absorb expenses of the Funds, until at least October 31, 2018, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the adviser))) will not exceed 2.25%, 3.00% and 2.00% of the Fund’s average daily net assets for Class A, Class C, and Class I shares, respectively; subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. Class A shares are subject to a maximum sales charge imposed on purchases of 5.00%. Class A, Class C and Class I shares are subject to a redemption fee of 1.00% of amounts redeemed within 30 days of purchase. For performance information current to the most recent month-end, please call 1-877-779-7462.

(a)	Inception date is December 27, 2017.

(b)	The S&P Mid-Cap 400 Index Total Return is comprised of mid-cap stocks from the broad U.S. equity market. The index includes 400 medium-sized companies, representing a spectrum of industries. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Portfolio Composition as of December 31, 2017

Holdings By Industry Group/Investment Type	% of Net Assets
Commercial Services	8.1%
Entertainment	8.1%
Healthcare - Products	8.0%
Retail	6.4%
Banks	6.0%
Computers	6.0%
Oil & Gas	4.5%
Insurance	4.5%
REITS	4.0%
Other Industries	43.4%
Other Assets Less Liabilities	1.0%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

Power Floating Rate Index Fund

PORTFOLIO REVIEW (Unaudited)

December 31, 2017

The Fund’s performance figures* for the period ended December 31, 2017, compared to its benchmark:

Since Inception (a)
Power Momentum Index Fund - Class A	0.00%
Power Momentum Index Fund - Class A with load	(5.03)%
Power Momentum Index Fund - Class C	0.00%
Power Momentum Index Fund - Class I	0.00%
S&P/LSTA U.S. Leveraged Loan 100 Price Index (b)	0.02%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The total annual operating expenses as stated in the fee table of the Fund’s Class A, Class C and Class I prospectus dated September 25, 2017 is 2.28%, 3.03% and 2.03% for Class A, Class C, and Class I shares, respectively. The adviser has contractually agreed to reduce its fees and/or absorb expenses of the Funds, until at least October 31, 2018, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the adviser))) will not exceed 2.25%, 3.00% and 2.00% of the Fund’s average daily net assets for Class A, Class C, and Class I shares, respectively; subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. Class A shares are subject to a maximum sales charge imposed on purchases of 5.00%. Class A, Class C and Class I shares are subject to a redemption fee of 1.00% of amounts redeemed within 30 days of purchase. For performance information current to the most recent month-end, please call 1-877-779-7462.

(a)	Inception date is December 27, 2017.

(b)	The S&P/LSTA U.S. Leveraged Loan 100 Index is designed to reflect the performance of the largest facilities in the leveraged loan market. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Portfolio Composition as of December 31, 2017

Holdings By Investment Type	% of Net Assets
Exchange Traded Fund - Debt	53.5%
Mutual Funds - Debt	45.9%
Other Assets Less Liabilities	0.6%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

Power Momentum Index Fund

PORTFOLIO REVIEW (Unaudited)

December 31, 2017

The Fund’s performance figures* for the periods ended December 31, 2017, compared to its benchmark:

			Annualized
	Six Month	One Year	Since Inception (a)
Power Momentum Index Fund - Class A	11.24%	15.00%	13.31%
Power Momentum Index Fund - Class A with load	5.65%	9.25%	7.72%
Power Momentum Index Fund - Class C	10.79%	14.20%	12.53%
Power Momentum Index Fund - Class I	11.33%	15.26%	13.56%
S&P 500 Total Return Index (b)	11.42%	21.83%	20.04%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The total annual operating expenses as stated in the fee table of the Fund’s Class A, Class C and Class I prospectus dated October 30, 2017 is 2.39%, 3.02% and 2.14% for Class A, Class C, and Class I shares, respectively. The adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least October 31, 2018, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation, will not exceed 2.25%, 3.00% and 2.00% of the Fund’s average daily net assets for Class A, Class C, and Class I shares, respectively. Class A shares are subject to a maximum sales charge imposed on purchases of 5.00%. Class A, Class C and Class I shares are subject to a redemption fee of 1.00% of amounts redeemed within 30 days of purchase. For performance information current to the most recent month-end, please call 1-877-779-7462.

(a)	Inception date is December 23, 2016

(b)	The S&P 500 Total Return Index is an unmanaged free-float capitalization-weighted index which measures the performance of 500 large-cap common stocks actively traded in the United States. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Portfolio Composition as of December 31, 2017

Holdings By Industry Group/Investment Type	% of Net Assets
Chemicals	8.3%
Retail	8.2%
Diversified Financial Services	8.1%
Electric	8.0%
Electronics	6.1%
Semiconductors	4.3%
Pharmaceuticals	4.1%
Food	4.0%
Home Builders	4.0%
Healthcare - Products	3.9%
Other Industries	40.3%
Other Assets Less Liabilities	0.7%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

Power Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited)

December 31, 2017

Shares		Value
	EXCHANGE TRADED FUNDS - 16.3%
	DEBT FUNDS - 16.3%
134,155	iShares iBoxx $ High Yield Corporate Bond ETF	$11,706,365
38,342	PIMCO 0-5 Year High Yield Corporate Bond Index ETF	3,852,604
318,655	SPDR Bloomberg Barclays High Yield Bond ETF	11,701,011
139,491	SPDR Bloomberg Barclays Short Term High Yield Bond ETF	3,844,372
	TOTAL EXCHANGE TRADED FUNDS (Cost - $31,325,745)	31,104,352

	MUTUAL FUNDS - 83.1%
	DEBT FUNDS - 83.1%
2,149,608	BlackRock Funds II - Floating Rate Income Portfolio - Institutional Class	21,904,503
4,237,713	BlackRock High Yield Portfolio - Institutional Class	33,054,162
3,275,566	Columbia High Yield Bond Fund - Institutional Class	9,662,920
812,982	Deutsche High Income Fund - Institutional Class	3,877,926
389,024	Hartford High Yield Fund - Institutional Class	2,921,570
926,469	Invesco High Yield Fund - Class Y	3,891,168
1,442,726	JPMorgan High Yield Fund - Institutional Class	10,690,601
752,449	Lord Abbett High Yield Fund - Institutional Class	5,823,956
1,012,375	MainStay High Yield Corporate Bond Fund - Institutional Class	5,821,154
195,852	Metropolitan West High Yield Bond Fund - Institutional Class	1,903,677
1,116,582	Neuberger Berman High Income Bond Fund - Institutional Class	9,703,099
3,237,614	PIMCO High Yield Fund - Institutional Class	29,009,021
1,643,149	Virtus Seix Floating Rate High Income Fund - Institutional Class	14,295,394
298,509	Virtus Seix High Income Fund - Institutional Class	1,946,279
462,247	Virtus Seix High Yield Fund - Institutional Class	3,887,500
	TOTAL MUTUAL FUNDS (Cost - $158,523,204)	158,392,930

	SHORT-TERM INVESTMENTS - 0.2%
	MONEY MARKET FUNDS - 0.2%
22,960	Dreyfus Treasury Securities Cash Management - Institutional Class, 1.11% *	22,960
23,137	Fidelity Investments Money Market Funds - Government Portfolio - Institutional Class, 1.14% *	23,137
375,654	Goldman Sachs Financial Square Funds - Government Fund - FST Shares, 1.19% *	375,654
22,406	Invesco Stit Liquid Assets - STIT - Government & Agency Portfolio - Institutional Class, 0.88% *	22,406
	TOTAL SHORT-TERM INVESTMENTS (Cost - $444,157)	444,157

	TOTAL INVESTMENTS - 99.6% (Cost - $190,293,106) (a)	$189,941,439
	OTHER ASSETS LESS LIABILITIES - 0.4%	763,615
	NET ASSETS - 100.0%	$190,705,054

ETF - Exchange Traded Fund

SPDR - Standard & Poor’s Depositary Receipt

*	Money market fund; interest rate reflects effective yield on December 31, 2017.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $190,300,017 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$244,625
Unrealized depreciation	(603,203)
Net unrealized depreciation	$(358,578)

See accompanying notes to financial statements.

Power Dividend Index Fund

PORTFOLIO OF INVESTMENTS (Unaudited)

December 31, 2017

Shares		Value
	COMMON STOCK - 98.8%
	AGRICULTURE - 6.0%
242,796	Altria Group, Inc.	$17,338,062
410,848	Archer-Daniels-Midland Co.	16,466,788
162,550	Philip Morris International, Inc.	17,173,408
		50,978,258
	AUTO MANUFACTURERS - 2.0%
1,377,434	Ford Motor Co.	17,204,151

	BANKS - 2.1%
287,969	Wells Fargo & Co.	17,471,079

	BEVERAGES - 2.1%
382,822	Coca-Cola Co.	17,563,873

	BIOTECHNOLOGY - 2.0%
230,342	Gilead Sciences, Inc.	16,501,701

	CHEMICALS - 3.9%
449,758	CF Industries Holdings, Inc.	16,371,191
878,821	LyondellBasell Industries	16,706,387
		33,077,578
	COMMERCIAL SERVICES - 4.3%
442,433	Nielsen Holdings PLC	18,821,100
162,113	Western Union Co.	17,884,306
		36,705,406
	COMPUTERS - 4.2%
112,195	International Business Machines Corp.	17,212,957
428,976	Seagate Technology PLC	17,948,356
		35,161,313
	DIVERSIFIED FINANCIAL SERVICES - 4.1%
461,102	Invesco Ltd.	16,848,667
1,358,314	Navient Corp.	18,092,742
		34,941,409
	ELECTRIC - 9.4%
1,581,635	AES Corp.	17,129,107
529,090	FirstEnergy Corp.	16,200,736
501,944	PPL Corp.	15,535,167
372,490	SCANA Corp.	14,817,652
339,936	Southern Co.	16,347,522
		80,030,184
	ELECTRICAL COMPONENTS & EQUIPMENT - 2.2%
260,995	Emerson Electric Co.	18,188,742

	FOOD - 2.1%
305,413	General Mills, Inc.	18,107,937

	FOREST PRODUCTS & PAPER - 2.1%
305,051	International Paper Co.	17,674,655

	HEALTHCARE-PRODUCTS - 2.1%
479,303	Patterson Cos., Inc.	17,317,217

	INSURANCE - 1.9%
318,442	MetLife, Inc.	16,100,428

	IRON/STEEL - 2.1%
284,361	Nucor Corp.	18,079,672

	MISCELLANEOUS MANUFACTURING - 4.1%
224,734	Eaton Corp. PLC	17,756,233
975,806	General Electric Co.	17,027,815
		34,784,048
	OFFICE/BUSINESS EQUIPMENT - 2.0%
585,628	Xerox Corp.	17,071,056

See accompanying notes to financial statements.

Power Dividend Index Fund

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

December 31, 2017

Shares		Value
	COMMON STOCK - 98.8% (Continued)
	OIL & GAS - 6.5%
207,072	Exxon Mobil Corp.	$17,319,502
293,276	Helmerich & Payne, Inc.	18,957,361
252,208	Occidental Petroleum Corp.	18,577,641
		54,854,504
	PACKING & CONTAINERS - 2.0%
265,250	WestRock Co.	16,766,452

	PHARMACEUTICALS - 6.2%
289,285	Cardinal Health, Inc.	17,724,492
311,628	Merck & Co., Inc.	17,535,308
485,835	Pfizer, Inc.	17,596,944
		52,856,744
	PIPELINES - 4.3%
327,029	ONEOK, Inc.	17,479,700
607,291	Williams Cos., Inc.	18,516,303
		35,996,003
	RETAIL - 8.5%
342,208	Kohl’s Corp	18,557,940
298,273	L Brands Inc	17,962,000
673,164	Macy’s Inc	16,957,001
278,062	Target Corp	18,143,546
		71,620,487
	SAVINGS & LOANS - 2.0%
921,963	People’s United Financial, Inc.	17,240,708

	SEMICONDUCTORS - 2.0%
266,468	QUALCOMM, Inc.	17,059,281

	TELECOMMUNICATIONS - 6.6%
472,630	AT&T, Inc.	18,375,854
1,178,501	CenturyLink, Inc.	19,657,397
339,970	Verizon Communications, Inc.	17,994,612
		56,027,863
	TRANSPORTATION - 2.0%
145,204	United Parcel Services, Inc.	17,301,057

	TOTAL COMMON STOCK (Cost - $797,994,400)	836,681,806

	SHORT-TERM INVESTMENTS - 0.9%
	MONEY MARKET FUNDS - 0.9%
4,413	Dreyfus Treasury Securities Cash Management - Institutional Class, 1.11% *	4,413
6,081	Fidelity Investments Money Market Funds - Government Portfolio - Institutional Class, 1.14% *	6,081
7,675,792	Goldman Sachs Financial Square Funds - Government Fund - FST Shares, 1.19% *	7,675,792
4,826	Invesco Stit Liquid Assets - STIT - Government & Agency Portfolio - Institutional Class, 0.88% *	4,826
	TOTAL SHORT-TERM INVESTMENTS (Cost - $7,691,112)	7,691,112

	TOTAL INVESTMENTS - 99.7% (Cost - $805,685,512) (a)	$844,372,918
	OTHER ASSETS LESS LIABILITIES - 0.3%	2,238,035
	NET ASSETS - 100.0%	$846,610,953

PLC - Public Limited Company

*	Money market fund; interest rate reflects effective yield on December 31, 2017.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $808,300,477 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$62,271,417
Unrealized depreciation	(26,198,976)
Net unrealized appreciation	$36,072,441

See accompanying notes to financial statements.

Power Dividend Mid-Cap Index Fund

PORTFOLIO OF INVESTMENTS (Unaudited)

December 31, 2017

Shares		Value
	COMMON STOCK - 99.0%
	AGRICULTURE - 2.0%
88	Vector Group Ltd.	$1,969

	BANKS - 6.0%
42	PacWest Bancorp	2,117
95	Umpqua Holdings Corp.	1,976
173	Valley National Bancorp	1,941
		6,034
	CHEMICALS - 2.1%
58	Olin Corp.	2,064

	COMMERCIAL SERVICES - 8.1%
52	Booz Allen Hamilton Holding Corp.	1,983
39	KAR Auction Services, Inc.	1,970
31	Macquarie Infrastructure Corp.	1,990
104	Sabre Corp.	2,132
		8,075
	COMPUTERS - 6.0%
69	CSRA, Inc.	2,065
31	Leidos Holdings, Inc.	2,002
25	Science Applications International Corp.	1,914
		5,981
	DISTRIBUTION/WHOLESALE - 1.9%
11	Watsco, Inc.	1,871

	DIVERSIFIED FINANCIAL SERVICES - 1.8%
120	BGC Partners, Inc.	1,813

	ELECTRIC - 3.9%
58	Great Plains Energy, Inc.	1,870
108	NRG Yield, Inc.	2,041
		3,911
	ELECTRICAL COMPONENTS & EQUIPMENT - 2.0%
15	Hubbell, Inc.	2,030

	ELECTRONICS - 3.9%
51	Avnet, Inc.	2,021
46	National Instruments Corp.	1,915
		3,936
	ENTERTAINMENT - 8.1%
136	AMC Entertainment Holdings, Inc.	2,054
75	International Game Technology PLC	1,988
88	Regal Entertainment Group	2,025
31	Six Flags Entertainment Corp.	2,064
		8,131
	FOOD - 2.2%
61	B&G Foods, Inc.	2,144

	HEALTHCARE-PRODUCTS - 8.0%
15	Bio-Techne Corp.	1,943
24	Hill-Rom Holdings, Inc.	2,023
57	Patterson Cos., Inc.	2,059
22	STERIS PLC	1,924
		7,949
	HEALTHCARE-SERVICES - 2.0%
40	Encompass Health Corp.	1,976

	HOUSEWARES - 2.0%
32	Tupperware Brands Corp.	2,006

	INSURANCE - 4.0%
37	Mercury General Corp.	1,977
96	Old Republic International Corp.	2,053
		4,030
	METAL FABRICATE/HARDWARE - 2.0%
41	Timken Co.	2,015

See accompanying notes to financial statements.

Power Dividend Mid-Cap Index Fund

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

December 31, 2017

Shares		Value
	COMMON STOCK - 99.0% (Continued)
	OFFICE/BUSINESS EQUIPMENT - 2.1%
188	Pitney Bowes, Inc.	$2,102

	OIL & GAS - 4.5%
34	Helmerich & Payne, Inc.	2,198
44	HollyFrontier Corp.	2,254
		4,452
	PACKING & CONTAINERS - 3.8%
31	Greif, Inc.	1,878
36	Sonoco Products Co.	1,913
		3,791
	PIPELINES - 2.1%
83	Tallgrass Energy GP LP	2,136

	REITS - 4.0%
99	AGNC Investment Corp.	1,999
114	New Residential Investment Corp.	2,038
		4,037
	RETAIL - 6.4%
40	Kohl’s Corp.	2,169
22	MSC Industrial Direct Co., Inc.	2,127
44	Nordstrom, Inc.	2,085
		6,381
	SAVINGS & LOANS - 2.0%
150	New York Community Bancorp, Inc.	1,953

	SEMICONDUCTORS - 2.0%
131	Cypress Semiconductor Corp.	1,996

	SOFTWARE- 2.0%
27	j2 Global, Inc.	2,026

	TELECOMMUNICATIONS - 2.1%
75	Telephone & Data Systems, Inc.	2,085

	TRANSPORTATION - 2.0%
24	Ryder System, Inc.	2,020

	TOTAL COMMON STOCK (Cost - $98,990)	98,914

	TOTAL INVESTMENTS - 99.0% (Cost - $98,990) (a)	$98,914
	OTHER ASSETS LESS LIABILITIES - 1.0%	998
	NET ASSETS - 100.0%	$99,912

LP - Limited Partnership

PLC - Public Limited Company

*	Money market fund; interest rate reflects effective yield on December 31, 2017.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $98,990 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$346
Unrealized depreciation	(422)
Net unrealized depreciation	$(76)

See accompanying notes to financial statements.

Power Floating Rate Index Fund

PORTFOLIO OF INVESTMENTS (Unaudited)

December 31, 2017

Shares		Value
	EXCHANGE TRADED FUNDS - 53.5%
	DEBT FUNDS - 53.5%
207	First Trust Senior Loan ETF	$9,955
496	Highland/iBoxx Senior Loan ETF	9,022
57	iShares iBoxx $ High Yield Corporate Bond ETF	4,974
567	PowerShares Senior Loan Portfolio	13,064
243	SPDR Blackstone / GSO Senior Loan ETF	11,465
136	SPDR Bloomberg Barclays High Yield Bond ETF	4,994
181	SPDR Bloomberg Barclays Short Term High Yield Bond ETF	4,988
	TOTAL EXCHANGE TRADED FUNDS (Cost - $58,528)	58,462

	MUTUAL FUNDS - 45.9%
	DEBT FUNDS - 45.9%
177	Columbia Floating Rate Fund - Institutional Class	10,650
568	Franklin Floating Rate Daily Access Fund - Advisor Class	13,056
618	Oppenheimer Senior Floating Rate Fund - Institutional Class	12,228
576	Virtus Seix Floating Rate High Income Fund - Institutional Class	5,008
	TOTAL MUTUAL FUNDS (Cost - $40,845)	40,942

	TOTAL INVESTMENTS - 99.4% (Cost - $99,373) (a)	$99,404
	OTHER ASSETS LESS LIABILITIES - 0.6%	612
	NET ASSETS - 100.0%	$100,016

ETF - Exchange Traded Fund

SPDR - Standard & Poor’s Depositary Receipt

*	Money market fund; interest rate reflects effective yield on December 31, 2017.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $99,373 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$969
Unrealized depreciation	(938)
Net unrealized appreciation	$31

See accompanying notes to financial statements.

Power Momentum Index Fund

PORTFOLIO OF INVESTMENTS (Unaudited)

December 31, 2017

Shares		Value
	COMMON STOCK - 98.6%
	AEROSPACE/DEFENSE - 2.0%
6,581	Harris Corp	$932,199

	BEVERAGES - 2.0%
14,764	Monster Beverage Corp. *	934,414

	CHEMICALS - 8.3%
5,895	Air Products & Chemicals, Inc.	967,252
6,127	International Flavors & Fragrances, Inc.	935,041
6,296	Praxair, Inc.	973,865
2,324	Sherwin-Williams Co.	952,933
		3,829,091
	COMMERCIAL SERVICES - 2.1%
5,787	United Rentals, Inc. *	994,843

	DIVERSIFIED FINANCIAL SERVICES - 8.1%
1,829	BlackRock, Inc.	939,576
7,496	Cboe Global Markets, Inc.	933,927
6,200	CME Group, Inc.	905,510
9,141	T Rowe Price Group, Inc.	959,165
		3,738,178
	ELECTRIC - 8.0%
11,405	Entergy Corp.	928,253
23,371	Exelon Corp.	921,051
18,140	Public Service Enterprise Group, Inc.	934,210
13,877	WEC Energy Group, Inc.	921,849
		3,705,363
	ELECTRONICS - 6.1%
6,077	Honeywell International, Inc.	931,969
13,137	PerkinElmer, Inc.	960,577
9,799	TE Connectivity Ltd.	931,297
		2,823,843
	ENGINEERING & CONSTRUCTION - 2.1%
18,628	Fluor Corp.	962,136

	FOOD - 4.0%
25,320	Hormel Foods Corp.	921,395
11,458	Tyson Foods, Inc.	928,900
		1,850,295
	HEALTHCARE-PRODUCTS - 3.9%
3,916	Align Technology, Inc. *	870,096
2,546	Intuitive Surgical, Inc. *	929,137
		1,799,233
	HOME BUILDERS - 4.0%
18,438	DR Horton, Inc.	941,629
28,010	PulteGroup, Inc.	931,333
		1,872,962
	HOUSEHOLD PRODUCTS/WARES - 2.0%
8,287	Avery Dennison Corp.	951,845

	INSURANCE - 2.1%
10,464	Torchmark Corp.	949,189

	LODGING - 2.1%
12,145	Hilton Worldwide Holdings, Inc.	969,900

	MACHINERY-DIVERSIFIED - 2.1%
6,237	Deere & Co.	976,153

	MISCELLANEOUS MANUFACTURING - 2.0%
5,691	Illinois Tool Works, Inc.	949,543

	OIL & GAS - 10.9%
6,873	Concho Resources, Inc. *	1,032,462
9,452	EOG Resources, Inc.	1,019,965
16,555	Helmerich & Payne, Inc.	1,070,115
9,427	Phillips 66	953,541
10,661	Valero Energy Corp.	979,853
		5,055,936

See accompanying notes to financial statements.

Power Momentum Index Fund

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

December 31, 2017

Shares		Value
	COMMON STOCK - 98.6% (Continued)
	PHARMACEUTICALS - 4.1%
9,782	AbbVie, Inc.	$946,017
12,994	Zoetis, Inc.	936,088
		1,882,105
	RETAIL - 8.2%
5,028	Costco Wholesale Corp.	935,811
8,790	Dollar Tree, Inc.	943,255
5,095	Home Depot, Inc.	965,655
9,652	Wal-Mart Stores, Inc.	953,135
		3,797,856
	SEMICONDUCTORS - 4.3%
21,742	Intel Corp.	1,003,611
9,398	Texas Instruments, Inc.	981,527
		1,985,138
	SOFTWARE - 2.0%
13,665	Paychex, Inc.	930,313

	TELECOMMUNICATIONS - 6.1
23,960	AT&T, Inc.	931,565
59,687	CenturyLink, Inc.	995,579
17,168	Verizon Communications, Inc.	908,702
		2,835,846
	WATER - 2.1%
10,415	American Water Works Co., Inc.	952,868

	TOTAL COMMON STOCK (Cost - $44,533,834)	45,679,249

	SHORT-TERM INVESTMENTS - 0.7%
	MONEY MARKET FUND - 0.7%
321,229	Goldman Sachs Financial Square Funds - Government Fund - FST Shares, 1.19% **	321,229
	TOTAL SHORT-TERM INVESTMENTS (Cost - $321,229)

	TOTAL INVESTMENTS - 99.3% (Cost - $44,855,063) (a)	$46,000,478
	OTHER ASSETS LESS LIABILITIES - 0.7%	324,296
	NET ASSETS - 100.0%	$46,324,774

PLC - Public Limited Company

*	Non-income producing security

**	Money market fund; interest rate reflects effective yield on December 31, 2017

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $44,860,083 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$1,498,279
Unrealized depreciation	(357,884)
Net unrealized appreciation	$1,140,395

See accompanying notes to financial statements.

Power Funds

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)

December 31, 2017

	Power Income	Power Dividend	Power Dividend	Power Floating Rate	Power Momentum
	Fund	Index Fund	Mid-Cap Index Fund	Index Fund	Index Fund
ASSETS
Investment securities:
At cost	$190,293,106	$805,685,512	$98,990	$99,373	$44,855,063
At value	$189,941,439	$844,372,918	$98,914	$99,404	$46,000,478
Cash	—	346,861	100,000	83,383	—
Receivable for securities sold	1,587,932	294,230	—	—	162,157
Dividends and interest receivable	43,636	2,253,419	10	7	42,205
Receivable for Fund shares sold	202,600	1,582,813	—	—	179,179
Due from advisor	—	—	387	387	—
Prepaid expenses and other assets	35,072	45,120	—	—	41,631
TOTAL ASSETS	191,810,679	848,895,361	199,311	183,181	46,425,650

LIABILITIES
Due to custodian	560,324	—	—	—	23,717
Payable for Fund shares repurchased	221,106	772,159	—	—	1,812
Investment advisory fees payable	163,708	712,442	—	—	39,302
Payable to related parties	55,874	139,469	—	—	7,432
Distribution (12b-1) fees payable	10,946	111,404	—	—	1,086
Payable for investments purchased	—	444,823	98,990	82,756	—
Accrued expenses and other liabilities	93,667	104,111	409	409	27,527
TOTAL LIABILITIES	1,105,625	2,284,408	99,399	83,165	100,876
NET ASSETS	$190,705,054	$846,610,953	$99,912	$100,016	$46,324,774

COMPOSITION OF NET ASSETS:
Paid in capital	$198,845,437	$755,926,741	$100,000	$100,000	$43,536,085
Undistributed net investment income (loss)	691,324	525,264	(12)	(15)	(21,995)
Accumulated net realized gain (loss) from security transactions	(8,480,040)	51,471,542	—	—	1,665,269
Net unrealized appreciation (decpreciation) of investments	(351,667)	38,687,406	(76)	31	1,145,415
NET ASSETS	$190,705,054	$846,610,953	$99,912	$100,016	$46,324,774

NET ASSET VALUE PER SHARE:
Class A Shares:
Net Assets	$31,164,673	$287,739,177	$9,991	$10,001	$1,842,360
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	3,124,405	23,062,823	1,000	1,000	169,869
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (a)	$9.97	$12.48	$9.99	$10.00	$10.85
Maximum offering price per share (net asset value plus maximum sales charge of 5.00%) (b)	$10.50	$13.13	$10.52	$10.53	$11.42

Class C Shares:
Net Assets	$5,001,943	$59,808,944	$100	$100	$879,896
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	506,601	4,828,158	10	10	81,745
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$9.87	$12.39	$9.99 (c)	$10.00	$10.76

Class I Shares:
Net Assets	$154,538,438	$499,062,832	$89,821	$89,915	$43,602,518
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	15,472,126	39,973,313	8,990	8,990	4,011,818
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$9.99	$12.48	$9.99	$10.00	$10.87

(a)	Redemptions of Power Dividend Index Fund, Power Dividend Mid-Cap Index Fund, Power Floating Rate Index Fund and Power Momentum Index Fund shares made within 30 days of purchase may be assessed a redemption fee of 1.00%.

(b)	On investments of $50,000 or more, the offering price is reduced.

(c)	NAV does not recalculate due to rounding of net assets.

See accompanying notes to financial statements.

Power Funds

STATEMENTS OF OPERATIONS (Unaudited)

For the Period Ended December 31, 2017

	Power Income	Power Dividend	Power Dividend	Power Floating Rate	Power Momentum
	Fund	Index Fund	Mid-Cap Index Fund (a)	Index Fund (a)	Index Fund
INVESTMENT INCOME
Dividends	$4,818,509	$15,155,215	$10	$7	$312,608
Interest	114,948	36,913	—	—	2,367
TOTAL INVESTMENT INCOME	4,933,457	15,192,128	10	7	314,975

EXPENSES
Investment advisory fees	1,024,502	3,995,474	8	5	192,086
Distribution (12b-1) fees:
Class A	41,362	346,488	—	—	968
Class C	23,582	284,087	—	—	3,287
Administration fees	97,084	285,097	—	—	20,469
Non 12b-1 shareholder servicing fees	75,617	151,233	—	—	10,081
Accounting services fees	31,820	57,750	—	—	18,809
Registration fees	30,246	30,246	—	—	30,246
Transfer agent fees	30,246	120,986	—	—	2,521
Printing and postage expenses	27,725	40,329	62	62	7,562
Custodian fees	15,123	35,288	41	41	2,521
Legal fees	10,081	10,081	82	82	10,081
Audit fees	8,319	8,067	132	132	8,067
Trustees’ fees and expenses	7,058	7,058	82	82	7,058
Compliance officer fees	7,058	13,106	—	—	5,042
Insurance expense	3,001	10,416	2	2	445
Other expenses	2,521	12,602	8	8	2,521
TOTAL EXPENSES	1,435,345	5,408,308	417	414	321,764
Less: Fees (waived)/recouped by the Advisor	—	—	(395)	(392)	15,101
NET EXPENSES	1,435,345	5,408,308	22	22	336,865

NET INVESTMENT INCOME (LOSS)	3,498,112	9,783,820	(12)	(15)	(21,890)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain from security transactions	2,012,847	58,307,367	—	—	3,118,434
Net change in unrealized appreciation (depreciation) on investments	(3,486,639)	(5,161,132)	(76)	31	998,752
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	(1,473,792)	53,146,235	(76)	31	4,117,186

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,024,320	$62,930,055	$(88)	$16	$4,095,296

(a)	The Power Dividend Mid-Cap Index Fund and Power Floating Rate Index Fund commenced operations on December 27, 2017.

See accompanying notes to financial statements.

Power Income Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	December 31, 2017	Year Ended
	(Unaudited)	June 30, 2017
FROM OPERATIONS
Net investment income	$3,498,112	$5,900,493
Net realized gain from security transactions	2,012,847	2,504,240
Net change in unrealized appreciation (depreciation) on investments	(3,486,639)	1,673,438
Net increase in net assets resulting from operations	2,024,320	10,078,171

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(505,136)	(885,905)
Class C	(63,980)	(81,173)
Class I	(2,773,514)	(4,890,023)
Net decrease in net assets resulting from distributions to shareholders	(3,342,630)	(5,857,101)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	7,251,559	18,247,613
Class C	2,176,367	1,835,968
Class I	15,965,140	53,349,986
Net asset value of shares issued in reinvestment of distributions:
Class A	447,250	803,668
Class C	49,983	64,746
Class I	2,080,997	3,889,361
Payments for shares redeemed:
Class A	(9,799,180)	(15,335,696)
Class C	(1,092,920)	(1,280,811)
Class I	(33,666,583)	(54,869,721)
Net increase (decrease) in net assets resulting from shares of beneficial interest	(16,587,387)	6,705,114

TOTAL INCREASE (DECREASE) IN NET ASSETS	(17,905,697)	10,926,184

NET ASSETS
Beginning of Period	208,610,751	197,684,567
End of Period *	$190,705,054	$208,610,751
*Includes undistributed net investment income of:	$691,324	$535,842

SHARE ACTIVITY
Class A:
Shares Sold	718,380	1,818,695
Shares Reinvested	44,587	80,273
Shares Redeemed	(971,078)	(1,528,158)
Net increase (decrease) in shares of beneficial interest outstanding	(208,111)	370,810

Class C:
Shares Sold	218,013	184,539
Shares Reinvested	5,032	6,522
Shares Redeemed	(109,580)	(128,750)
Net increase in shares of beneficial interest outstanding	113,465	62,311

Class I:
Shares Sold	1,579,307	5,300,824
Shares Reinvested	207,213	387,828
Shares Redeemed	(3,331,415)	(5,448,960)
Net increase (decrease) in shares of beneficial interest outstanding	(1,544,895)	239,692

See accompanying notes to financial statements.

Power Dividend Index Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	December 31, 2017	Year Ended
	(Unaudited)	June 30, 2017
FROM OPERATIONS
Net investment income	$9,783,820	$16,177,185
Net realized gain from security transactions	58,307,367	15,859,566
Net change in unrealized appreciation (depreciation) on investments	(5,161,132)	22,037,141
Net increase in net assets resulting from operations	62,930,055	54,073,892

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(3,193,612)	(5,620,145)
Class C	(463,053)	(765,198)
Class I	(6,038,828)	(9,880,555)
From net realized gains:
Class A	(1,954,311)	—
Class C	(410,740)	—
Class I	(3,391,829)	—
Net decrease in net assets resulting from distributions to shareholders	(15,452,373)	(16,265,898)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	58,783,848	192,860,361
Class C	7,439,677	26,709,847
Class I	109,492,945	301,440,299
Net asset value of shares issued in reinvestment of distributions:
Class A	4,989,330	5,212,661
Class C	810,856	711,238
Class I	8,809,246	9,214,549
Redemption fee proceeds:
Class A	339	24,777
Class C	93	71
Class I	576	4,740
Payments for shares redeemed:
Class A	(68,584,494)	(98,416,055)
Class C	(4,894,085)	(7,232,695)
Class I	(81,210,812)	(171,316,536)
Net increase in net assets resulting from shares of beneficial interest	35,637,519	259,213,257

TOTAL INCREASE IN NET ASSETS	83,115,201	297,021,251

NET ASSETS
Beginning of Period	763,495,752	466,474,501
End of Period *	$846,610,953	$763,495,752
*Includes undistributed net investment income of:	$525,264	$436,937

SHARE ACTIVITY
Class A:
Shares Sold	4,874,917	16,629,901
Shares Reinvested	403,008	447,118
Shares Redeemed	(5,711,072)	(8,467,618)
Net increase (decrease) in shares of beneficial interest outstanding	(433,147)	8,609,401

Class C:
Shares Sold	622,652	2,317,491
Shares Reinvested	65,877	61,451
Shares Redeemed	(407,771)	(627,317)
Net increase in shares of beneficial interest outstanding	280,758	1,751,625

Class I:
Shares Sold	9,059,712	25,876,948
Shares Reinvested	711,049	790,616
Shares Redeemed	(6,734,081)	(14,684,376)
Net increase in shares of beneficial interest outstanding	3,036,680	11,983,188

See accompanying notes to financial statements.

Power Dividend Mid-Cap Index Fund

STATEMENT OF CHANGES IN NET ASSETS

For the
Period Ended
December 31, 2017
(Unaudited) (a)
FROM OPERATIONS
Net investment loss	$(12)
Net change in unrealized depreciation on investments	(76)
Net decrease in net assets resulting from operations	(88)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	10,000
Class C	100
Class I	89,900
Net increase in net assets resulting from shares of beneficial interest	100,000

TOTAL INCREASE IN NET ASSETS	99,912

NET ASSETS
Beginning of Period	—
End of Period *	$99,912
*Includes undistributed net investment loss of:	$(12)
SHARE ACTIVITY
Class A:
Shares Sold	1,000
Net increase in shares of beneficial interest outstanding	1,000

Class C:
Shares Sold	10
Net increase in shares of beneficial interest outstanding	10

Class I:
Shares Sold	8,990
Net increase in shares of beneficial interest outstanding	8,990

(a)	The Power Dividend Mid-Cap Index Fund commenced operations on December 27, 2017.

See accompanying notes to financial statements.

Power Floating Rate Index Fund

STATEMENT OF CHANGES IN NET ASSETS

For the
Period Ended
December 31, 2017
(Unaudited) (a)
FROM OPERATIONS
Net investment loss	$(15)
Net change in unrealized appreciation on investments	31
Net increase in net assets resulting from operations	16

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	10,000
Class C	100
Class I	89,900
Net increase in net assets resulting from shares of beneficial interest	100,000

TOTAL INCREASE IN NET ASSETS	100,016

NET ASSETS
Beginning of Period	—
End of Period *	$100,016
*Includes undistributed net investment loss of:	$(15)

SHARE ACTIVITY
Class A:
Shares Sold	1,000
Net increase in shares of beneficial interest outstanding	1,000

Class C:
Shares Sold	10
Net increase in shares of beneficial interest outstanding	10

Class I:
Shares Sold	8,990
Net increase in shares of beneficial interest outstanding	8,990

(a)	The Power Floating Rate Index Fund commenced operations on December 27, 2017.

See accompanying notes to financial statements.

Power Momentum Index Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	December 31, 2017	Period Ended
	(Unaudited)	June 30, 2017 (a)
FROM OPERATIONS
Net investment income (loss)	$(21,890)	$32,799
Net realized gain from security transactions	3,118,434	578,188
Net change in unrealized appreciation on investments	998,752	146,663
Net increase in net assets resulting from operations	4,095,296	757,650

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	—	(21)
Class C	—	(282)
Class I	(768)	(53,516)
From net realized gains:
Class A	(81,022)	—
Class C	(37,679)	—
Class I	(1,912,652)	—
Net decrease in net assets resulting from distributions to shareholders	(2,032,121)	(53,819)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	1,604,603	182,524
Class C	293,710	522,289
Class I	11,535,354	35,572,555
Net asset value of shares issued in reinvestment of distributions:
Class A	81,022	21
Class C	37,679	282
Class I	1,898,834	53,481
Redemption fee proceeds:
Class A	11	—
Class C	18	—
Class I	405	273
Payments for shares redeemed:
Class A	(34,988)	—
Class C	(13,914)	—
Class I	(4,355,098)	(3,821,293)
Net increase in net assets resulting from shares of beneficial interest	11,047,636	32,510,132

TOTAL INCREASE IN NET ASSETS	13,110,811	33,213,963

NET ASSETS
Beginning of Period	33,213,963	—
End of Period *	$46,324,774	$33,213,963
*Includes undistributed net investment income (loss) of:	$(21,995)	$663

SHARE ACTIVITY
Class A:
Shares Sold	147,536	18,119
Shares Reinvested	7,447	2
Shares Redeemed	(3,235)	—
Net increase in shares of beneficial interest outstanding	151,748	18,121

Class C:
Shares Sold	27,213	52,303
Shares Reinvested	3,492	28
Shares Redeemed	(1,291)	—
Net increase in shares of beneficial interest outstanding	29,414	52,331

Class I:
Shares Sold	1,059,988	3,555,776
Shares Reinvested	174,205	5,375
Shares Redeemed	(404,443)	(379,083)
Net increase in shares of beneficial interest outstanding	829,750	3,182,068

(a)	The Power Momentum Index Fund commenced operations on December 23, 2016.

See accompanying notes to financial statements.

Power Income Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A
	Six Months Ended
	December 31,		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2017		June 30,	June 30,	June 30,	June 30,	June 30,
	(Unaudited)		2017	2016	2015	2014	2013
Net asset value, beginning of period	$10.05		$9.85	$9.76	$10.34	$9.96	$9.77
Activity from investment operations:
Net investment income (1)	0.16		0.26	0.02	0.18	0.39	0.34
Net realized and unrealized gain (loss) on investments	(0.08)		0.21	0.13	(0.57)	0.33	0.20
Total from investment operations	0.08		0.47	0.15	(0.39)	0.72	0.54
Less distributions from:
Net investment income	(0.16)		(0.27)	(0.06)	(0.19)	(0.34)	(0.34)
Return of capital	—		—	—	—	—	(0.01)
Total distributions	(0.16)		(0.27)	(0.06)	(0.19)	(0.34)	(0.35)
Net asset value, end of period	$9.97		$10.05	$9.85	$9.76	$10.34	$9.96
Total return (2)	0.78	% (3)	4.78%	1.53%	(3.81)%	7.30%	5.57%
Net assets, at end of period (000s)	$31,165		$33,484	$29,161	$28,058	$31,472	$25,194
Ratio of expenses to average net assets (4)	1.59	% (6)	1.52%	1.53%	1.49%	1.52%	1.50%
Ratio of net investment income to average net assets (4,5)	3.22	% (6)	2.62%	0.17%	1.83%	3.89%	3.31%
Portfolio Turnover Rate	126	% (3)	253%	238%	554%	93%	170%

(1)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the year.

(2)	Total returns are historical in nature and exclude the effect of applicable sales charges and assumes reinvestment of dividends and capital gain distributions.

(3)	Not annualized.

(4)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Annualized.

See accompanying notes to financial statements.

Power Income Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class C
	Six Months Ended
	December 31,		Year Ended	Year Ended	Period Ended
	2017		June 30,	June 30,	June 30,
	(Unaudited)		2017	2016	2015 (1)
Net asset value, beginning of period	$9.95		$9.78	$9.75	$9.99
Activity from investment operations:
Net investment income (loss) (2)	0.13		0.19	(0.05)	0.12
Net realized and unrealized gain (loss) on investments	(0.08)		0.19	0.12	(0.26)
Total from investment operations	0.05		0.38	0.07	(0.14)
Less distributions from:
Net investment income	(0.13)		(0.21)	(0.04)	(0.10)
Total distributions	(0.13)		(0.21)	(0.04)	(0.10)
Net asset value, end of period	$9.87		$9.95	$9.78	$9.75
Total return (3)	0.46	% (4)	3.93%	0.73%	(1.37	)% (4)
Net assets, at end of period (000s)	$5,002		$3,913	$3,234	$2,319
Ratio of expenses to average net assets (5)	2.34	% (6)	2.27%	2.28%	2.18	% (6)
Ratio of net investment income (loss) to average net assets (5,7)	2.50	% (6)	1.92%	(0.47)%	1.98	% (6)
Portfolio Turnover Rate	126	% (4)	253%	238%	554	% (8)

(1)	The Power Income Fund’s Class C shares commenced operations November 25, 2014.

(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(3)	Total returns are historical in nature and exclude the effect of applicable sales charges and assumes reinvestment of dividends and capital gain distributions.

(4)	Not annualized.

(5)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(6)	Annualized.

(7)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Represents the portfolio turnover for the Fund for the entire year ended June 30, 2015.

See accompanying notes to financial statements.

Power Income Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
	Six Months Ended
	December 31,		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2017		June 30,	June 30,	June 30,	June 30,	June 30,
	(Unaudited)		2017	2016	2015	2014	2013
Net asset value, beginning of period	$10.06		$9.85	$9.75	$10.33	$9.95	$9.76
Activity from investment operations:
Net investment income (1)	0.18		0.29	0.02	0.21	0.42	0.37
Net realized and unrealized gain (loss) on investments	(0.08)		0.21	0.14	(0.58)	0.32	0.20
Total from investment operations	0.10		0.50	0.16	(0.37)	0.74	0.57
Less distributions from:
Net investment income	(0.17)		(0.29)	(0.06)	(0.21)	(0.36)	(0.37)
Return of capital	—		—	—	—	—	(0.01)
Total distributions	(0.17)		(0.29)	(0.06)	(0.21)	(0.36)	(0.38)
Net asset value, end of period	$9.99		$10.06	$9.85	$9.75	$10.33	$9.95
Total return (2)	1.01	% (3)	5.07%	1.70%	(3.57)%	7.56%	5.83%
Net assets, at end of period (000s)	$154,538		$171,214	$165,290	$232,718	$295,316	$224,806
Ratio of expenses to average net assets (4)	1.34	% (6)	1.27%	1.28%	1.25%	1.27%	1.25%
Ratio of net investment income to average net assets (4,5)	3.48	% (6)	2.89%	0.24%	2.06%	4.14%	3.65%
Portfolio Turnover Rate	126	% (3)	253%	238%	554%	93%	170%

(1)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the year.

(2)	Total returns are historical in nature and assumes reinvestment of dividends and capital gain distributions.

(3)	Not annualized.

(4)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Annualized.

See accompanying notes to financial statements.

Power Dividend Index Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A
	Six Months Ended
	December 31,		Year Ended	Year Ended	Year Ended		Period Ended
	2017		June 30,	June 30,	June 30,		June 30,
	(Unaudited)		2017	2016	2015		2014 (1)
Net asset value, beginning of period	$11.75		$10.94	$10.78	$11.14		$10.00
Activity from investment operations:
Net investment income (2)	0.14		0.29	0.01	0.29		0.17
Net realized and unrealized gain (loss) on investments	0.82		0.79	0.38	(0.38)		1.10
Total from investment operations	0.96		1.08	0.39	(0.09)		1.27
Less distributions from:
Net investment income	(0.14)		(0.27)	(0.02)	(0.27)		(0.13)
Net realized gains	(0.09)		—	(0.19)	(0.00	) (3)	—
Return of capital	—		—	(0.02)	—		—
Total distributions	(0.23)		(0.27)	(0.23)	(0.27)		(0.13)
Paid-in-Capital From Redemption Fees (2,3)	0.00		0.00	0.00	0.00		0.00
Net asset value, end of period	$12.48		$11.75	$10.94	$10.78		$11.14
Total return (4)	8.17	% (5)	9.94%	3.75%	(0.81)%		12.79	% (5)
Net assets, at end of period (000s)	$287,739		$276,098	$162,875	$100,736		$29,407
Ratio of expenses to average net assets	1.45	% (6)	1.45%	1.50%	1.51%		1.75	% (6)
Ratio of net investment income to average net assets	2.34	% (6)	2.49%	0.08%	2.61%		2.46	% (6)
Portfolio Turnover Rate	56	% (5)	56%	99%	77%		22	% (5)

(1)	The Power Dividend Index Fund’s Class A shares commenced operations November 7, 2013.

(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(3)	Amount is less than $0.01.

(4)	Total returns are historical in nature and exclude the effect of applicable sales charges and assumes reinvestment of dividends and capital gain distributions.

(5)	Not annualized.

(6)	Annualized.

See accompanying notes to financial statements.

Power Dividend Index Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class C
	Six Months Ended
	December 31,		Year Ended	Year Ended		Period Ended
	2017		June 30,	June 30,		June 30,
	(Unaudited)		2017	2016		2015 (1)
Net asset value, beginning of period	$11.67		$10.88	$10.77		$11.51
Activity from investment operations:
Net investment income (loss) (2)	0.10		0.20	(0.07)		0.11
Net realized and unrealized gain (loss) on investments	0.81		0.78	0.37		(0.68)
Total from investment operations	0.91		0.98	0.30		(0.57)
Less distributions from:
Net investment income	(0.10)		(0.19)	(0.00	) (3)	(0.17)
Net realized gains	(0.09)		—	(0.19)		(0.00	) (3)
Total distributions	(0.19)		(0.19)	(0.19)		(0.17)
Paid-in-Capital From Redemption Fees (2,3)	0.00		0.00	0.00		0.00
Net asset value, end of period	$12.39		$11.67	$10.88		$10.77
Total return (4)	7.76	% (5)	9.07%	2.97%		(4.96	)% (5)
Net assets, at end of period (000s)	$59,809		$53,076	$30,411		$12,825
Ratio of expenses to average net assets	2.20	% (6)	2.20%	2.25%		2.36	% (6)
Ratio of net investment income (loss) to average net assets	1.60	% (6)	1.73%	(0.66)%		1.72	% (6)
Portfolio Turnover Rate	56	% (5)	56%	99%		77	% (7)

(1)	The Power Dividend Index Fund’s Class C shares commenced operations November 25, 2014.

(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(3)	Amount is less than $0.01.

(4)	Total returns are historical in nature and exclude the effect of applicable sales charges and assumes reinvestment of dividends and capital gain distributions.

(5)	Not annualized.

(6)	Annualized.

(7)	Represents the portfolio turnover for the Fund for the entire year ended June 30, 2015.

See accompanying notes to financial statements.

Power Dividend Index Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
	Six Months Ended
	December 31,		Year Ended	Year Ended	Year Ended		Period Ended
	2017		June 30,	June 30,	June 30,		June 30,
	(Unaudited)		2017	2016	2015		2014 (1)
Net asset value, beginning of period	$11.76		$10.95	$10.78	$11.14		$10.00
Activity from investment operations:
Net investment income (2)	0.16		0.32	0.02	0.32		0.18
Net realized and unrealized gain (loss) on investments	0.81		0.79	0.40	(0.39)		1.10
Total from investment operations	0.97		1.11	0.42	(0.07)		1.28
Less distributions from:
Net investment income	(0.16)		(0.30)	(0.04)	(0.29)		(0.14)
Net realized gains	(0.09)		—	(0.19)	(0.00	) (3)	—
Return of capital	—		—	(0.02)	—		—
Total distributions	(0.25)		(0.30)	(0.25)	(0.29)		(0.14)
Paid-in-Capital From Redemption Fees (2,3)	0.00		0.00	0.00	0.00		0.00
Net asset value, end of period	$12.48		$11.76	$10.95	$10.78		$11.14
Total return (4)	8.21	% (5)	10.19%	4.05%	(0.59)%		12.79	% (5)
Net assets, at end of period (000s)	$499,063		$434,322	$273,188	$245,339		$97,896
Ratio of expenses to average net assets	1.20	% (6)	1.20%	1.25%	1.25%		1.50	% (6)
Ratio of net investment income to average net assets	2.61	% (6)	2.71%	0.16%	2.88%		2.68	% (6)
Portfolio Turnover Rate	56	% (5)	56%	99%	77%		22	% (5)

(1)	The Power Dividend Index Fund’s Class I shares commenced operations November 7, 2013.

(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(3)	Amount is less than $0.01.

(4)	Total returns are historical in nature and assumes reinvestment of dividends and capital gain distributions.

(5)	Not annualized.

(6)	Annualized.

See accompanying notes to financial statements.

Power Dividend Mid-Cap Index Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

	Class A	Class C	Class I
	Period Ended	Period Ended	Period Ended
	December 31,	December 31,	December 31,
	2017	2017	2017
	(Unaudited) (1)	(Unaudited) (1)	(Unaudited) (1)
Net asset value, beginning of period	$10.00	$10.00	$10.00
Activity from investment operations:
Net investment loss (2,3)	(0.00)	(0.00)	(0.00)
Net realized and unrealized loss on investments	(0.01)	(0.01)	(0.01)
Total from investment operations	(0.01)	(0.01)	(0.01)
Net asset value, end of period	$9.99	$9.99	$9.99
Total return (4,5)	(0.10)%	(0.10)%	(0.10)%
Net assets, at end of period (000’s)	$10	$100 (7)	$90
Ratio of expenses to average net assets before Advisory fee waiver (6)	30.72%	31.47%	30.47%
Ratio of net expenses to average net assets (6)	2.25%	3.00%	2.00%
Ratio of net investment loss to average net assets (6)	(1.12)%	(1.87)%	(0.87)%
Portfolio Turnover Rate (5)	0%	0%	0%

(1)	The Power Dividend Mid-Cap Index Fund commenced operations December 27, 2017.

(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(3)	Amount is less than $0.01.

(4)	Total returns are historical in nature and assumes reinvestment of dividends and capital gain distributions.

(5)	Not annualized.

(6)	Annualized.

(7)	Not in 000’s.

See accompanying notes to financial statements.

Power Floating Rate Index Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

	Class A	Class C	Class I
	Period Ended	Period Ended	Period Ended
	December 31,	December 31,	December 31,
	2017	2017	2017
	(Unaudited) (1)	(Unaudited) (1)	(Unaudited) (1)
Net asset value, beginning of period	$10.00	$10.00	$10.00
Activity from investment operations:
Net investment loss (2)	(0.00)	(0.00)	(0.00)
Net realized and unrealized loss on investments	0.00	0.00	0.00
Total from investment operations	0.00	0.00	0.00
Net asset value, end of period	$10.00	$10.00	$10.00
Total return (4,5)	0.00%	0.00%	0.00%
Net assets, at end of period (000’s)	$10	$100 (6)	$90
Ratio of expenses to average net assets before Advisory fee waiver (7)	30.51%	31.26%	30.26%
Ratio of net expenses to average net assets (7,9)	2.25%	3.00%	2.00%
Ratio of net investment loss to average net assets (7,8,9)	(1.32)%	(2.07)%	(1.07)%
Portfolio Turnover Rate (5)	0%	0%	0%

(1)	The Power Floating Rate Index Fund commenced operations December 27, 2017.

(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(3)	Amount is less than $0.01.

(4)	Total returns are historical in nature and assumes reinvestment of dividends and capital gain distributions.

(5)	Not annualized.

(6)	Not in 000’s.

(7)	Annualized.

(8)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(9)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Power Momentum Index Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A
	Six Months Ended
	December 31,		Period Ended
	2017		June 30,
	(Unaudited)		2017 (1)
Net asset value, beginning of period	$10.20		$10.00
Activity from investment operations:
Net investment income (loss) (2)	(0.00	) (3)	(0.04)
Net realized and unrealized gain on investments	1.15		0.25
Total from investment operations	1.15		0.21
Less distributions from:
Net investment income	—		(0.01)
Net realized gains	(0.50)		—
Total distributions	(0.50)		(0.01)
Paid-in-Capital From Redemption Fees (2,3)	0.00		0.00
Net asset value, end of period	$10.85		$10.20
Total return (4,5)	11.24%		2.14%
Net assets, at end of period (000’s)	$1,842		$185
Ratio of expenses to average net assets before Advisory fee waiver/recapture (6)	1.99%		2.37%
Ratio of net expenses after waiver/recapture to average net assets (6)	2.25	% (7)	2.25%
Ratio of net investment income (loss) to average net assets (6)	(0.10)%		(0.68)%
Portfolio Turnover Rate (5)	221%		240%

(1)	The Power Momentum Index Fund Class A shares commenced operations December 23, 2016.

(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(3)	Amount is less than $0.01.

(4)	Total returns are historical in nature and assumes reinvestment of dividends and capital gain distributions.

(5)	Not annualized.

(6)	Annualized.

(7)	Represents the ratio of expenses to average net assets inclusive of the Advisor’s recapture of waived/reimbursed fees from prior periods.

See accompanying notes to financial statements.

Power Momentum Index Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class C
	Six Months Ended
	December 31,	Period Ended
	2017	June 30,
	(Unaudited)	2017 (1)
Net asset value, beginning of period	$10.17	$10.00
Activity from investment operations:
Net investment loss (2)	(0.05)	(0.06)
Net realized and unrealized gain on investments	1.14	0.24
Total from investment operations	1.09	0.18
Less distributions from:
Net investment income	—	(0.01)
Net realized gains	(0.50)	—
Total distributions	(0.50)	(0.01)
Paid-in-Capital From Redemption Fees (2,3)	0.00	0.00
Net asset value, end of period	$10.76	$10.17
Total return (4,5)	10.79%	1.84%
Net assets, at end of period (000’s)	$880	$532
Ratio of expenses to average net assets before Advisory fee waiver (6)	2.63%	3.00%
Ratio of net expenses after waiver to average net assets (6)	2.63%	3.00%
Ratio of net investment loss to average net assets (6)	(1.01)%	(1.25)%
Portfolio Turnover Rate (5)	221%	240%

(1)	The Power Momentum Index Fund Class C shares commenced operations December 23, 2016.

(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(3)	Amount is less than $0.01.

(4)	Total returns are historical in nature and assumes reinvestment of dividends and capital gain distributions.

(5)	Not annualized.

(6)	Annualized.

See accompanying notes to financial statements.

Power Momentum Index Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
	Six Months Ended
	December 31,		Period Ended
	2017		June 30,
	(Unaudited)		2017 (1)
Net asset value, beginning of period	$10.21		$10.00
Activity from investment operations:
Net investment income (loss) (2)	(0.00	) (3)	0.02
Net realized and unrealized gain on investments	1.16		0.21
Total from investment operations	1.16		0.23
Less distributions from:
Net investment income	(0.00	) (3)	(0.02)
Net realized gains	(0.50)		—
Total distributions	(0.50)		(0.02)
Paid-in-Capital From Redemption Fees (2,3)	0.00		0.00
Net asset value, end of period	$10.87		$10.21
Total return (4,5)	11.33%		2.28%
Net assets, at end of period (000’s)	$43,603		$32,497
Ratio of expenses to average net assets before Advisory fee waiver/recapture (6)	1.73%		2.12%
Ratio of net expenses after waiver/recapture to average net assets (6)	1.80	% (7)	2.00%
Ratio of net investment income (loss) to average net assets (6)	(0.10)%		0.29%
Portfolio Turnover Rate (5)	221%		240%

(1)	The Power Momentum Index Fund Class I shares commenced operations December 23, 2016.

(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(3)	Amount is less than $0.01.

(4)	Total returns are historical in nature and assumes reinvestment of dividends and capital gain distributions.

(5)	Not annualized.

(6)	Annualized.

(7)	Represents the ratio of expenses to average net assets inclusive of the Advisor’s recapture of waived/reimbursed fees from prior periods.

See accompanying notes to financial statements.

Power Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited)

December 31, 2017

1.	ORGANIZATION

The Power Income Fund, Power Dividend Index Fund Power Dividend Mid-Cap Index Fund, Power Floating Rate Index Fund and Power Momentum Index Fund (each a “Fund” and collectively the “Funds”) each are a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a trust organized under the laws of the State of Delaware on January 19, 2005. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Power Income Fund Class A and Class I shares commenced operations on September 14, 2010. The Power Dividend Index Fund Class A and Class I shares commenced operations on November 7, 2013. Class C shares of both the Power Income Fund and Power Dividend Index Fund commenced operations on November 25, 2014. Class A, Class C and Class I shares of the Power Dividend Mid-Cap Index Fund and Power Floating Rate Index Fund commenced operations on December 27, 2017. Class A, Class C and Class I shares of the Power Momentum Index Fund commenced operations on December 23, 2016.

The Funds’ investment objectives are as follows:

Power Income Fund – total return from income and capital appreciation with capital preservation as a secondary objective.

Power Dividend Index Fund – total return from income and capital appreciation. Capital preservation is a secondary objective of the Fund.

Power Dividend Mid-Cap Index Fund – to maximize total return from income and capital appreciation with the preservation of capital as a secondary objective.

Power Floating Rate Index Fund – total return from income and capital appreciation with capital preservation as a secondary objective.

Power Momentum Index Fund – capital growth with a secondary objective of generating income.

The Funds each currently offer three classes of shares: Class A shares, Class C shares and Class I shares. Class A shares are offered at net asset value plus a maximum sales charge of 5.00%. Class C shares and Class I shares are offered at net asset value. Each class of shares of the Funds have identical rights and privileges except with respect to arrangements pertaining to shareholder servicing or distribution, class-related expenses, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares. The Funds’ share classes differ in the fees and expenses charged to shareholders and minimum investment amounts. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until

Power Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2017

maturity, at time of purchase, may be valued at amortized cost.

Valuation of Underlying Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Funds’ calculation of their net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Funds’ holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Each Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for

Power Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2017

similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2017 for the Funds’ investments measured at fair value:

Power Income Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$31,104,352	$—	$—	$31,104,352
Mutual Fund	158,392,930	—	—	158,392,930
Short-Term Investments	444,157	—	—	444,157
Total	$189,941,439	$—	$—	$189,941,439

Power Dividend Index Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$836,681,806	$—	$—	$836,681,806
Short-Term Investments	7,691,112	—	—	7,691,112
Total	$844,372,918	$—	$—	$844,372,918

Power Dividend Mid-Cap Index Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$98,914	$—	$—	$98,914
Total	$98,914	$—	$—	$98,914

Power Floating Rate Index Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$53,474	$—	$—	$53,474
Mutual Fund	45,930	—	—	45,930
Total	$99,404	$—	$—	$99,404

Power Momentum Index Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$45,679,249	$—	$—	$45,679,249
Short-Term Investments	321,229	—	—	321,229
Total	$46,000,478	$—	$—	$46,000,478

The Funds did not hold any Level 2 or Level 3 securities during the period.

There were no transfers into or out of Level 1 and Level 2 during the period. It is the Funds’ policy to recognize transfers into or out of any level at the end of the reporting period.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of

Power Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2017

the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. The accounting records are maintained in U.S. dollars.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Funds may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although a potential lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment. Temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset value per share of the Funds.

Federal Income Tax – The Funds intend to comply with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their taxable income and net realized gains to shareholders. Therefore, no federal income tax provisions are required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.

Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for Power Income Fund and Power Dividend Index Fund for open tax years ended June 30th, 2014 - 2016, or expected to be taken in the Funds’ June 30, 2017 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal and Nebraska, and foreign jurisdictions where the Funds make significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses which are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its Officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Power Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2017

3.	INVESTMENT TRANSACTIONS

For the period ended December 31, 2017, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments were as follows:

	Purchases	Sales
Power Income Fund	$218,582,769	$222,318,969
Power Dividend Index Fund	473,012,530	444,579,111
Power Dividend Mid-Cap Index Fund	98,990	—
Power Floating Rate Index Fund	99,373	—
Power Momentum Index Fund	92,968,007	84,360,804

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

W.E. Donoghue & Co., LLC. serves as the Funds’ investment advisor (the “Advisor”).

Pursuant to investment advisory agreements with the Trust, on behalf of the Funds, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Power Income Fund, Power Dividend Index Fund, Power Dividend Mid-Cap Index and Power Momentum Index Fund pay the Advisor an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the respective Fund’s average daily net assets. As compensation for its services and the related expenses borne by the Advisor, the Power Floating Rate Index Fund pays the Advisor an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 0.65% of the Fund’s average daily net assets. For the period ended December 31, 2017, the Advisor earned fees as follows:

Management Fee
Power Income Fund	$1,024,502
Power Dividend Index Fund	3,995,474
Power Dividend Mid-Cap Index Fund	8
Power Floating Rate Index Fund	5
Power Momentum Index Fund	192,086

The Advisor has contractually agreed to waive all or part of its management fees and/or make payments to limit the expenses of the Power Income Fund, Power Dividend Index and Power Momentum Index Fund (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including, for example, option and swap fees and expenses); borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Advisor)) at least until October 31, 2018, so that the total annual operating expenses do not exceed 2.25%, 3.00% and 2.00% of the average daily net assets of Class A, Class C and Class I shares, respectively, of each of the Power Income Fund, Power Dividend Index Fund, Power Dividend Mid-Cap Index Fund, Power Floating Rate Index Fund and the Power Momentum Index Fund. Contractual waivers and expense payments may be recouped by the Advisor from the Funds, to the extent that overall expenses fall below the expense limitation, within three years of the reimbursement. For the period ended December 31, 2017 the Fund’s waived fees as follows:

Power Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2017

Advisory Fees Waived
Power Income Fund	$—
Power Dividend Index Fund	—
Power Dividend Mid-Cap Index Fund	395
Power Floating Rate Index Fund	392
Power Momentum Index Fund	—

During the period ended December 31, 2017 the amount of advisory fees recouped during the period were as follows:

Advisory Fees Recaptured
Power Income Fund	$—
Power Dividend Index Fund	—
Power Dividend Mid-Cap Index Fund	—
Power Floating Rate Index Fund	—
Power Momentum Index Fund	15,101

As of December 31, 2017 the amount of advisory fees subject to recapture were as follows:

	June 30, 2020	June 30, 2021
Power Income Fund	$—	$—
Power Dividend Index Fund	—	—
Power Dividend Mid-Cap Index Fund	—	395
Power Floating Rate Index Fund	—	392
Power Momentum Index Fund	413	—

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”). The Board has adopted, on behalf of the Funds, the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”), as amended, pursuant to Rule 12b-1 under the Investment Company Act of 1940, to pay for certain distribution activities and shareholder services. Under the Plan, each Fund may pay 0.25% per year of the average daily net assets of Class A shares and 1.00% per year of the average daily net assets of Class C shares for such distribution and shareholder service activities. For the period ended December 31, 2017 the Funds incurred distribution fees as follows:

	Class A	Class C
Power Income Fund	$41,362	$23,582
Power Dividend Index Fund	346,488	284,087
Power Dividend Mid-Cap Index Fund	—	—
Power Floating Rate Index Fun	—	—
Power Momentum Index Fund	968	3,287

Power Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2017

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ Class A, Class C and Class I shares. During period ended December 31, 2017 the distributor received underwriter commissions as follows:

		Amount
	Underwriter	Retained By
	Commissions	Principal Underwriter
Power Income Fund	$10,439	$2,009
Power Dividend Index Fund	231,233	44,199
Power Dividend Mid-Cap Index Fund	—	—
Power Floating Rate Index Fund	—	—
Power Momentum Index Fund	6,178	1,071

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”), an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

5.	REDEMPTION FEES

The Power Dividend Index Fund, Power Dividend Mid-Cap Index Fund, Power Floating Rate Index Fund and Power Momentum Index Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells his or her shares after holding them for less than 30 days. The redemption fee is paid directly to each of the respective Funds. For the period ended December 31, 2017 the Funds assessed redemption fees as follows:

	Class A	Class C	Class I
Power Dividend Index Fund	$339	$93	$576
Power Dividend Mid-Cap Index Fund	—	—	—
Power Floating Rate Index Fund	—	—	—
Power Momentum Index Fund	11	18	405

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the fiscal year/period ended June 30, 2017 and June 30, 2016 was as follows:

	For the year/period ended June 30, 2017		For the year ended June 30, 2016
	Ordinary		Ordinary	Long-Term	Return of
Fund	Income	Total	Income	Capital Gains	Capital	Total
Power Income Fund	$5,857,101	$5,857,101	$1,484,802	$—	$—	$1,484,802
Power Dividend Index Fund	16,265,898	16,265,898	6,327,137	1,676,314	739,401	8,742,852
Power Momentum Index Fund	53,819	53,819	—	—	—	—

Power Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2017

As of June 30, 2017, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Capital Loss	Other	Post October Loss		Total
	Ordinary	Long-Term	Carry	Book/Tax	and	Unrealized	Accumulated
Fund	Income	Capital Gains	Forwards	Differences	Late Year Loss	Appreciation	Earnings/(Deficits)
Power Income Fund	$535,842	$—	$(10,485,976)	$—	$—	$3,128,061	$(6,822,073)
Power Dividend Index Fund	1,972,957	—	—	—	—	41,233,573	43,206,530
Power Momentum Index Fund	583,871	—	—	—	—	141,643	725,514

The difference between book basis and tax basis undistributed net investment income, accumulated net realized gain/(loss), and unrealized appreciation from investments is primarily attributable to the tax deferral of losses on wash sales and adjustments for C-Corporation return of capital distributions.

At June 30, 2017, the Power Income Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Fund	Short-Term	Long-Term	Total	Expiration
Power Income Fund	$10,485,976	$—	$10,485,976	Non-expiring

Permanent book and tax differences, primarily attributable to the reclassification of Fund distributions, and adjustments for C-Corporation return of capital distributions, resulted in reclassifications for the Funds for the fiscal year ended June 30, 2017 as follows:

	Paid	Undistributed	Undistributed
	In	Ordinary	Long-Term
Fund	Capital	Income (Loss)	Gains (Loss)
Power Income Fund	$—	$—	$—
Power Dividend Index Fund	—	449,656	(449,656)
Power Momentum Index Fund	(21,683)	21,683	—

7.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of December 31, 2017, the shareholders listed below held, for the benefit of others, more than 25% of an individual Fund and may be deemed to control that Fund. The Funds have no knowledge as to whether all or any portion of the shares owned, by the parties noted below, are also owned beneficially by any party who would be presumed to control the respective Funds.

Shareholder	Fund	Percent
TD Ameritrade, Inc.	Power Income Fund	39.16%
TD Ameritrade, Inc.	Power Dividend Index Fund	31.69%
Jeffrey R. Thompson	Power Dividend Mid-Cap Index Fund	100.00%
Jeffrey R. Thompson	Power Floating Rate Index Fund	100.00%
TD Ameritrade, Inc.	Power Momentum Index Fund	45.54%
Matrix Trust Company	Power Momentum Index Fund	39.95%

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Power Funds

EXPENSE EXAMPLE (Unaudited)

December 31, 2017

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemptions fees on certain redemptions; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2017 through December 31, 2017.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical***
			Actual*		(5% return before expenses)
	Fund’s	Beginning	Ending		Ending
	Annualized	Account	Account	Expenses	Account	Expenses
	Expense	Value	Value	Paid During	Value	Paid During
	Ratio	7/1/17	12/31/17	Period	12/31/17	Period

Power Income Fund – Class A	1.59%	$1,000.00	$1,007.80	$ 8.05	$1,017.19	$ 8.08
Power Income Fund – Class C	2.34%	$1,000.00	$1,004.60	$11.82	$1,013.41	$ 11.88
Power Income Fund – Class I	1.34%	$1,000.00	$1,010.10	$ 6.79	$1,018.45	$ 6.82
Power Dividend Index Fund – Class A	1.45%	$1,000.00	$1,081.70	$ 7.61	$1,017.90	$ 7.38
Power Dividend Index Fund – Class C	2.20%	$1,000.00	$1,077.60	$11.52	$1,014.12	$ 11.17
Power Dividend Index Fund – Class I	1.20%	$1,000.00	$1,082.10	$ 6.30	$1,019.16	$ 6.11
Power Momentum Index Fund – Class A	1.99%	$1,000.00	$1,112.40	$10.60	$1,015.17	$ 10.11
Power Momentum Index Fund – Class C	2.72%	$1,000.00	$1,107.90	$14.45	$1,011.49	$ 13.79
Power Momentum Index Fund – Class I	1.72%	$1,000.00	$1,113.30	$ 9.16	$1,016.53	$ 8.74

Power Funds

EXPENSE EXAMPLE (Unaudited) (Continued)

December 31, 2017

					Hypothetical***
			Actual**		(5% return before expenses)
	Fund’s	Beginning	Ending		Ending
	Annualized	Account	Account	Expenses	Account	Expenses
	Expense	Value	Value	Paid During	Value	Paid During
	Ratio	12/27/17	12/31/17	Period	12/31/17	Period

Power Dividend Mid-Cap Index Fund – Class A	2.25%	$1,000.00	$999.00	$ 0.31	$1,013.86	$ 11.42
Power Dividend Mid-Cap Index Fund – Class C	3.00%	$1,000.00	$999.00	$ 0.41	$1,010.08	$ 15.20
Power Dividend Mid-Cap Index Fund – Class I	2.00%	$1,000.00	$999.00	$ 0.27	$1,015.12	$ 10.16
Power Floating Rate Index Fund – Class A	2.25%	$1,000.00	$999.00	$ 0.31	$1,013.86	$ 11.42
Power Floating Rate Fund – Class C	3.00%	$1,000.00	$999.00	$ 0.41	$1,010.08	$ 15.20
Power Floating Rate Index Fund – Class I	2.00%	$1,000.00	$999.00	$ 0.27	$1,013.86	$ 10.16

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365).

**	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the number of days in the period (5) divided by the number of days in the fiscal year (365).

***	The hypothetical example assumes that the Fund was in operation for the full six months ended December 31, 2017.

Power Funds

SUPPLEMENTAL INFORMATION (Unaudited)

December 31, 2017

Power Income Fund & Power Dividend Index Fund (Adviser – W.E. Donoghue & Co., LLC)*

In connection with the regular meeting held on May 17-18, 2016 of the Board of Trustees (the “Trustees” or the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the re-approval of an investment advisory agreement (the “Advisory Agreement”) between W.E. Donoghue & Co., LLC (“Adviser”) and the Trust, with respect to the Power Income Fund and the Power Dividend Index Fund (referred to as the “Fund” or “Funds”). In considering the re-approval of the Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement.

The Trustees were assisted by independent legal counsel throughout the Advisory Agreement review process. The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent and Quality of Services. The Trustees noted that W.E. Donoghue was founded in 1986 with current assets under management of approximately $1.6 billion, and specializes in the management of tactical investment strategies for individuals, corporations, institutions, trusts, employee benefit plans and retirement plans. They reviewed the background information of key investment personnel who are responsible for servicing the Funds, taking into consideration the investment team’s experience and longevity in the financial services industry. They discussed the adviser’s investment process noting that it consists of performing research and analysis of technical indicators and applying them to each Fund’s respective strategy to determine when to be invested or when to mitigate risk shifting within the portfolios to cash, cash equivalents, or use hedging strategies. The Trustees considered that although not all strategy risks can be eliminated, the adviser has demonstrated that it has strong risk management experience from its years in managing these strategies, and has demonstrated an ongoing commitment to utilizing hedging techniques for risk mitigation and capital preservation. With respect to broker-dealer selection, the Trustees considered that the adviser reviews qualitative factors and competitive pricing structure, and performs periodic best execution reviews of its own internal selection process as well as that of any third-parties engaged to select brokers for ETF execution. They noted the adviser reported no material compliance or litigation issues since the last advisory agreement renewals. The Board noted that the adviser has an experienced investment team with a long, stable history of operations and the WEDCO transaction is not expected to change the portfolio management team except for the departure of Mr. Donoghue. The Trustees considered that the adviser exhibits solid compliance and a culture of risk management with a focus on capital preservation. The Board concluded that following the change in control the adviser should continue to provide quality service to the Funds and their respective shareholders.

Performance.

Power Dividend. The Trustees noted that during the Fund’s relatively short period of operations since inception, the Fund’s returns relative to its benchmark provide a good view of the pros and cons of this strategy. They considered that when the Fund is fully invested in the 50 dividend stocks, returns are similar to the Morningstar Large Value category and the S&P 500. They further considered that when the Fund’s risk overlay is implemented, depending on timing, the Fund may lag during quick market rebounds or may outperform during sustained market downturns. The Trustees noted that over the two year period ended March 31, 2016, the Fund lagged the index but outperformed the Morningstar category, and when considering the rolling 12 months ended February 3, 2016, the Fund performed well compared to its benchmarks as the Fund was in cash during the market sell-off in January 2016. The Trustees agreed that the adviser was implementing the Fund’s strategy as designed and should be retained to continue the strategy over a longer time frame.

Power Income. The Trustees noted that the Fund is managed using the same strategy. They considered that the Fund has shown strong performance over the last three years and noted major improvement in the strategy’s 5 year returns. They noted that the Fund has moved from the 94% among its Morningstar peers to the top 3% over the last one month period. Relative to the Morningstar High Yield category, they noted the strategy exhibits only half of the standard

Power Funds

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

December 31, 2017

deviation while outperforming by 96 bps over the three year period ended January 31, 2016 which results in a Sharpe ratio of 47 bps as compared to 13 bps for the Morningstar category. The Trustees considered that in implementing the strategy, the adviser has shown an ability to reduce downside exposure during a downward trending high yield market, while generating alpha. The Trustees concluded that the adviser should be retained for the benefit of shareholders.

Fees & Expenses.

Power Income. The Trustees noted the adviser charges an advisory fee of 1.00% which is higher than the peer group average of 0.63% and the Morningstar High Yield Bond category average of 0.59%. They noted that the advisory fee is within the range of fees charged by Morningstar category funds which range from 0.05% to 1.84%. They considered that, relative to the size of the Fund, the peer funds are quite large and, therefore, may be realizing economies in their respective fee structures not currently available to the Fund. The Trustees also considered that the peer group, while well formed, consists of funds that are in some material respects dissimilar to that of the Fund which may drive the relatively higher advisory fee.

Power Dividend. The Trustees noted the adviser charges an advisory fee of 1.00% which is higher than the peer group average of 0.79% and the Morningstar Large Value category average of 0.63%. However, they also noted that the advisory fee is within the range of fees charged by Morningstar category peers which range from 0.04% to 1.35%, and tied for the highest among its peers which range from 0.70% to 1.00%. They further noted that the Fund’s net expense ratio is of 1.25% is lower than the peer group average of 1.30% and well within the range for the Morningstar category of 0.05% - 2.92%.

After further discussion, the Trustees concluded that, given the services provided by the adviser as discussed at the Meeting including innovative, proprietary processes used to analyze markets, including the ability to go 100% to cash, the Funds’ and Portfolio’s advisory fees are not unreasonable.

Profitability. The Trustees reviewed the profitability analyses for each Fund and the Portfolio provided by the adviser, and considered whether the profits realized represented a fair entrepreneurial profit with respect to the services provided to the Funds and Portfolio, respectively. The Trustees agreed that the profits, as a percentage of fees paid, were reasonable in each case. The Trustees concluded that the level of profit on a per Fund basis was not excessive.

Economies of Scale. The Trustees considered whether the adviser had realized economies of scale in the management of the Funds. They Trustees acknowledged that the adviser has also indicated a willingness to consider breakpoints as the Fund’s assets realize significant growth. After discussion, it was the consensus of the Trustees that based on the current asset sizes, although economies had not been reached at this time, the matter of economies of scale would be revisited at the next renewal of the agreement and as a Fund size materially increases.

Conclusion. Having requested and received such information from the adviser as the Trustees believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of Counsel, the Trustees concluded that the fee structure is reasonable and that approval of the Power Agreements is in the best interests of each of the Power Funds and each fund’s shareholders.

*	Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

Power Funds

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

December 31, 2017

Power Momentum Index Fund – Adviser: W.E. Donoghue & Co., LLC. *

In connection with the regular meeting held on March 23 & 24, 2016 the Board of Trustees (the “Board” or the “Trustees”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the approval of an investment advisory agreement (the “Advisory Agreement”) between W.E. Donoghue & Co., LLC. (“WEDCO”) and the Trust, with respect to Power Momentum Index Fund (“Power Momentum”). In considering the approval of the Advisory Agreement, the Trustees received materials specifically relating to the Advisory Agreement.

The Trustees relied upon the advice of legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent and Quality of Service. The Trustees noted that the adviser was founded in 1986 and has assets under management and advisement of approximately $1.6 billion. They noted that the adviser specializes in the management of tactical investment strategies for individuals, corporations, institutions, trusts, employee benefit plans and retirement plans. They acknowledged their familiarity with WEDCO because the firm serves as adviser to other series of the Trust, and they considered the investment team’s substantial experience in the financial services industry. They discussed the adviser’s proposed strategy for the fund, as well as the accompanying risks, and they considered the adviser’s methods for mitigating those risks. They noted the adviser’s procedures for monitoring compliance with investment limitations, as well as the adviser’s stated considerations for selecting brokers and attempting to achieve best execution. The Trustees reasoned that through their prior experience with Funds managed by WEDCO, the firm has exhibited a robust compliance and risk management culture with a focus on capital preservation. The Board concluded that the adviser has the potential to provide high quality service to Power Momentum and its future shareholders.

Performance. The Trustees reviewed the investment objective and strategy of Power Momentum, noting in particular that the fund will track a custom rules-based index and will employ a tactical overlay strategy to determine whether to take a bullish or defensive position. They reviewed the backtested performance of the strategy, noting that while the strategy modestly underperformed the benchmark over the 1- and 5-year periods, the strategy substantially outperformed the benchmark over the 10-year period. They discussed the tactical nature of the strategy, and reasoned that even though year-to-year performance can vary, the backtested results indicated that over the long-term the strategy had the potential to provide a reasonable return to shareholders.

Fees and Expenses. The Trustees considered the proposed advisory fee of 1.00%. They noted that the proposed advisory fee was higher than the averages of the peer group and Morningstar category, within the ranges of both, and equal to the highest advisory fee in the peer group. They also noted that the projected net expense ratio was higher than the averages of the peer group and Morningstar category, but within the ranges of both. They considered the resources required to execute the proposed strategy,

Power Funds

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

December 31, 2017

and that the adviser proposed to put an expense limitation in place. After discussion, it was the consensus of the Trustees that the advisory fee was not unreasonable.

Economies of Scale. The Trustees considered whether the adviser will experience economies of scale with respect to the management of Power Momentum. They noted that the adviser had provided estimates of the asset levels at which economies of scale would likely be reached and when the adviser would be willing to discuss breakpoints. The Trustees concluded that economies were unlikely to be reached during the initial term of the agreement, and that the absence of breakpoints was acceptable at this time. They agreed that the matter of economies of scale would be revisited as the size of the fund materially increases.

Profitability. The Trustees reviewed the profitability analysis provided by the adviser. They noted that because Power Momentum had not yet commenced operations, the profitability analysis provided was an estimate based on projected asset growth over the first 24 months of operations. They noted that the adviser anticipated earning a reasonable profit, measured both in dollars and as a percentage of revenues, over the first two years of operations. They reasoned that based on the information provided by the adviser, the estimated profitability was not excessive.

Conclusion. Having requested and received such information from the adviser as the Trustees believed to be reasonably necessary to evaluate the terms of the advisory agreement, and as assisted by the advice of counsel, the Trustees concluded that the fee structure was reasonable and that approval of the advisory agreement was in the best interests of the future shareholders of Power Momentum Index Fund.

*	Due to timing of the contract approval schedule, these deliberations may or may not relate to the current performance results of the Fund.

Power Funds

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

December 31, 2017

Power Floating Rate Index Fund and Power Dividend Mid-Cap Index Fund (Adviser – W.E Donoghue & Co., LLC)*

In connection with the regular meeting held on June 28-29, 2017 of the Board of Trustees (the “Trustees” or the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of an investment advisory agreement (the “Advisory Agreement”) between W.E Donoghue & Co., LLC (“W.E Donoghue”) and the Trust, with respect to the Power Floating Rate Index Fund and Power Dividend Mid-Cap Index Fund (each a “Fund”, collectively the “Funds”). In considering the approval of the Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement.

The Trustees were assisted by independent legal counsel throughout the Advisory Agreement review process. The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent and Quality of Service. The Trustees noted that the adviser was founded in 1986 and had assets under management and advisement of approximately $2.5 billion. They further noted that the adviser specializes in the management of tactical investment strategies for individuals, corporations, and institutions. They acknowledged their familiarity with WEDCO because the firm serves as adviser to other series of the Trust, and they considered the investment team’s substantial experience in the financial services industry. They discussed the adviser’s proposed strategy for Power Dividend and Power Floating, as well as the accompanying risks, and they considered the adviser’s methods for mitigating those risks. They noted the adviser’s procedures for monitoring compliance with investment limitations, as well as the adviser’s stated considerations for selecting brokers and attempting to achieve best execution. The Trustees reasoned that through their prior experience with Funds managed by WEDCO, the firm had exhibited a robust compliance and risk management culture with a focus on capital preservation. The Board concluded that the adviser had the potential to provide high quality service to each of Power Dividend and Power Floating and its future shareholders.

Performance. The Trustees reviewed the investment objectives of Power Dividend and Power Floating and each Fund’s anticipated Morningstar category. They noted that, because each Fund was intended to track a different index, the adviser provided backtested performance information for each index along with actual performance for the index Power Dividend was intended to track. The Trustees noted that these indices were created by the adviser, and the backtested performance of each index compared favorably to performance of a benchmark index. After discussion, the Trustees concluded that the adviser had the potential to provide satisfactory returns for Power Dividend and Power Floating.

Fees and Expenses. The Trustees reviewed the proposed advisory fee of Power Dividend and noted the adviser proposed a fee of 1.00%, which equaled the peer group median and was higher than the peer group average and Morningstar category median and average. The Trustees also reviewed the estimated net expense ratio of 1.44%, which was higher than the peer group and

Power Funds

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

December 31, 2017

Morningstar category medians and averages but well within the range of both groups. The Trustees reviewed the proposed advisory fee of Power Floating and noted the adviser proposed a fee of 0.65%, which was slightly higher than the peer group and Morningstar category medians and averages, and estimated a net expense ratio of 1.09% which was higher than the peer group and Morningstar category medians and averages but well within the range of both groups. The Trustees concluded that the advisory fee for each of Power Dividend and Power Floating was not unreasonable.

Economies of Scale. The Trustees reviewed the adviser’s asset projections and noted the adviser’s assertion that the asset levels at which economies of scale would be achieved were unlikely to be realized in the near term. The Trustees concluded that economies were unlikely to be reached during the initial term of the agreement, and that the absence of breakpoints was acceptable at this time. They agreed that the matter of economies of scale would be revisited as the size of each Fund materially increased.

Profitability. The Trustees reviewed the profitability analysis and asset level estimates provided by the adviser for each Fund. They noted that because Power Floating and Power Dividend had not yet commenced operations, the profitability analysis provided for each was an estimate based on projected asset growth over the first 24 months of operation. They noted that the adviser anticipated earning a reasonable profit, measured both in dollars and as a percentage of revenues, over each of the first two years of operations. They reasoned that based on the information provided by the adviser, the estimated profitability of each Fund was not excessive.

Conclusion. Having requested and received such information from Donoghue as the Trustees believed to be reasonably necessary to evaluate the terms of the advisory agreement, and as assisted by the advice of counsel, the Trustees concluded that the fee structure was not unreasonable and that approval of the advisory agreement was in the best interests of each of the Power Floating Rate Index Fund and Power Dividend Mid-Cap Index Fund and its future shareholders.

*	Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-877-779-7462 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-779-7462

INVESTMENT ADVISOR
W.E. Donoghue & Co., LLC
One International Place
Suite 2920
Boston, MA 02110

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive
Hauppauge, NY 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 3/8/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 3/8/18

By (Signature and Title)

/s/ James Colantino

James Colantino, Principal Financial Officer/Treasurer

Date 3/8/18